EQUITY - Noncontrolling Interest (Details) - DMSH - shares	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership by parent (in shares)	36,225,611	32,392,576
Equity method investment, ownership percentage	58.40%	55.50%
Ownership, Including Noncontrolling Interests, Shares	62,078,763	58,392,040
Ownership Percentage, Including Noncontrolling Interests	1.000	1.000
Prism and Clairvest Direct Seller
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership by noncontrolling owners (in shares)	25,853,152	25,999,464
Noncontrolling interest, ownership percentage by noncontrolling owners	41.60%	44.50%